DEBT AND BORROWING ARRANGEMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Commercial paper borrowings outstanding	$ 13,035	$ 19,010
Weighted-average interest rates for commercial paper outstanding (as a percent)	0.50%	0.20%
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,771
Lines of credit and other short-term credit facilities outstanding	95
Lines of credit for general corporate purposes	$ 8,340